Statement of Operations	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ 172,935
Loss from operations	(172,935)
Other expense:
Interest income - bank	6
Interest earned on marketable securities held in Trust Account	7,721
Unrealized loss on marketable securities held in Trust Account	(16,467)
Other expense, net	(8,740)
Net loss	$ (181,675)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption | shares	27,403,108
Basic and diluted net loss per share, Common stock subject to possible redemption | $ / shares	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	8,843,003
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (0.02)